UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Face Amount *		Value
FOREIGN GOVERNMENT OBLIGATIONS: 30.5%
MALAYSIA: 7.0%
Malaysian Government Bond
4.160%, 07/15/21	MYR	5,000,000	$1,688,221
Malaysian Government Bond
3.492%, 03/31/20	MYR	5,000,000	1,621,997
Malaysian Government Bond
3.580%, 09/28/18	MYR	1,000,000	327,857
Malaysia Investment Issue
3.309%, 08/30/17	MYR	1,000,000	322,666
Total Malaysia			3,960,741

SOUTH KOREA: 6.9%
Korea Treasury Bond
2.750%, 09/10/17	KRW	1,600,000,000	1,451,644
Korea Treasury Bond
3.500%, 09/10/16	KRW	1,000,000,000	928,406
Korea Treasury Bond
5.750%, 09/10/18	KRW	500,000,000	521,727
Korea Treasury Bond
3.250%, 12/10/14	KRW	500,000,000	455,034
Korea Treasury Bond
4.000%, 09/10/15	KRW	300,000,000	279,230
Korea Treasury Bond
3.250%, 06/10/15	KRW	300,000,000	274,124
Total South Korea			3,910,165

PHILIPPINES: 5.3%
Republic of Philippines
6.250%, 01/14/36	PHP	40,000,000	1,302,377
Republic of Philippines
3.900%, 11/26/22	PHP	45,000,000	1,201,911
Republic of Philippines
4.950%, 01/15/21	PHP	18,000,000	503,921
Total Philippines			3,008,209

THAILAND: 4.6%
Thailand Government Bond
3.125%, 12/11/15	THB	45,000,000	1,545,658
Thailand Government Bond
3.250%, 06/16/17	THB	30,000,000	1,032,563
Total Thailand			2,578,221

SRI LANKA: 3.7%
Sri Lanka Government Bond
8.500%, 06/01/18	LKR	200,000,000	1,403,629
Sri Lanka Government Bond
8.500%, 07/15/18	LKR	100,000,000	701,128
Total Sri Lanka			2,104,757

INDONESIA: 1.9%
Indonesia Government Bond
8.250%, 07/15/21	IDR	9,000,000,000	1,095,580
Total Indonesia			1,095,580

AUSTRALIA: 1.1%
Australian Government Bond
5.750%, 07/15/22	AUD	500,000	617,962
Total Australia			617,962
TOTAL FOREIGN GOVERNMENT OBLIGATIONS: (Cost $16,796,867)			17,275,635

CORPORATE BONDS: 60.3%
CHINA/HONG KONG: 22.6%
Home Inns & Hotels Management, Inc.
2.000%, 12/15/15	2,300,000		2,042,688
KWG Property Holding, Ltd.
12.500%, 08/18/17	1,800,000		2,041,115
Longfor Properties Co., Ltd.
9.500%, 04/07/16	1,750,000		1,916,250
Galaxy Entertainment Group, Ltd.
4.625%, 12/16/13	CNY	7,470,000	1,211,498
FPT Finance, Ltd.
6.375%, 09/28/20		1,050,000	1,179,942
MCE Finance, Ltd.
5.000%, 02/15/21		1,000,000	1,010,000
Wharf Finance No. 1, Ltd.
4.500%, 07/20/21	SGD	1,250,000	1,043,432
Fita International, Ltd.
7.000%, 02/10/20		800,000	920,264
Wheelock Finance, Ltd.
4.500%, 09/02/21	SGD	750,000	625,383
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/22(b)		500,000	545,726
Beijing Enterprises Water Group, Ltd.
3.750%, 06/30/14	CNY	1,500,000	242,422
Total China/Hong Kong			12,778,720

SINGAPORE: 7.2%
Global Logistic Properties, Ltd.
3.375%, 05/11/16	CNY	12,500,000	2,012,640
United Overseas Bank, Ltd.
3.150%(c), 07/11/22	SGD	2,000,000	1,651,128
Oversea-Chinese Banking Corp., Ltd.
3.750%(c), 11/15/22		400,000	420,624
Total Singapore			4,084,392

AUSTRALIA: 6.9%
Macquarie Bank, Ltd.
6.625%, 04/07/21		1,100,000	1,229,880
SPI Electricity & Gas Australia Holdings Pty, Ltd.
5.750%, 06/28/22	AUD	1,000,000	1,064,797
Lend Lease Financial International, Ltd.
4.625%, 07/24/17	SGD	1,250,000	1,062,535
Crown Group Finance, Ltd.
5.750%, 07/18/17	AUD	500,000	532,630
Total Australia			3,889,842

INDIA: 5.5%
Axis Bank, Ltd.
7.250%(c), 08/12/21	1,000,000		1,056,063
ICICI Bank, Ltd.
6.375% (c), 04/30/22	1,000,000		1,027,500
Bank of Baroda
6.625%(c), 05/25/22	500,000		520,142
Bharti Airtel International Netherlands BV
5.125%, 03/11/23(b)	500,000		502,000
Total India			3,105,705

	Face Amount *		Value
CORPORATE BONDS: (continued)
PHILIPPINES: 5.1%
International Container Terminal Services, Inc.
7.375%, 03/17/20	1,000,000		$1,189,710
Alliance Global Group, Inc.
6.500%, 08/18/17	1,050,000		1,151,000
SM Investments Corp.
5.500%, 10/13/17	500,000		531,150
Total Philippines			2,871,860

INDONESIA: 4.9%
Theta Capital Pte., Ltd.
7.000%, 05/16/19	1,000,000		1,080,250
TBG Global Pte, Ltd.
4.625%, 04/03/18(b)	1,000,000		1,002,500
Alam Synergy Pte, Ltd.
6.950%, 03/27/20(b)	700,000		710,500
Total Indonesia			2,793,250

MALAYSIA: 3.1%
Malayan Banking BHD
3.250%(c), 09/20/22	1,000,000		1,008,772
Axiata SPV1 Labuan, Ltd.
5.375%, 04/28/20	650,000		737,199
Total Malaysia			1,745,971

UNITED KINGDOM: 2.9%
Jaguar Land Rover Automotive PLC
7.750%, 05/15/18(b)	500,000		546,250
Jaguar Land Rover PLC, Reg S
7.750%, 05/15/18	500,000		546,250
Jaguar Land Rover Automotive PLC
5.625%, 02/01/23(b)	500,000		519,375
Total United Kingdom			1,611,875

THAILAND: 1.7%
Bangkok Bank Public Co., Ltd.
9.025%, 03/15/29	500,000		687,500
PTTEP Canada International Finance, Ltd.
5.692%, 04/05/21(b)	250,000		287,784
Total Thailand			975,284

JAPAN: 0.4%
ORIX Corp. 4.000%, 11/29/14	CNY	1,500,000	244,031
Total Japan			244,031
TOTAL CORPORATE BONDS (Cost $33,274,506)			34,100,930

	Shares
COMMON EQUITIES: 9.2%
THAILAND: 2.3%
Advanced Info Service Public Co., Ltd.	60,000	484,738
Kasikornbank Public Co., Ltd.	60,000	427,578
PTT Exploration & Production Public Co., Ltd.	75,000	381,748
Total Thailand		1,294,064

SINGAPORE: 2.0%
StarHub, Ltd.	140,000	492,156
Ascendas REIT	170,000	357,219
Mapletree Logistics Trust, REIT	320,000	313,699
Total Singapore		1,163,074

CHINA/HONG KONG: 1.5%
HSBC Holdings PLC	40,000	429,591
Kunlun Energy Co., Ltd.	200,000	426,102
Total China/Hong Kong		855,693

PHILIPPINES: 1.0%
Alliance Global Group, Inc.	1,060,000	549,579
Total Philippines		549,579

JAPAN: 0.9%
GLP J-REIT	480	515,515
Total Japan		515,515

MALAYSIA: 0.8%
Axiata Group BHD	200,000	428,055
Total Malaysia		428,055

AUSTRALIA: 0.7%
Telstra Corp., Ltd.	80,000	376,167
Total Australia		376,167
TOTAL COMMON EQUITIES (Cost $4,233,246)		5,182,147

TOTAL INVESTMENTS: 100.0% (Cost $54,304,619(d))		56,558,712

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.0%		26,178

NET ASSETS: 100.0%		$56,584,890

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Variable rate security. The rate represents the rate in effect at March 28, 2013.
(d)	Cost for federal income tax purposes is $54,304,619 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,493,673
	Gross unrealized depreciation	(239,580)
	Net unrealized appreciation	$2,254,093

*	All values are in USD values unless otherwise noted.
AUD	Australian Dollar
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG
	CNY	1,259,800	USD	200,000	Deutsche Banc Alex Brown, Inc.	04/11/13	$719
	IDR	1,987,200,000	USD	200,000	Deutsche Banc Alex Brown, Inc.	04/11/13	3,808
	INR	11,172,000	USD	200,000	Deutsche Banc Alex Brown, Inc.	04/12/13	4,421
							$8,948
SHORT
	USD	370,000	JPY	32,537,060	Brown Brothers Harriman	04/11/13	$24,326
	USD	200,000	PHP	8,138,000	Deutsche Banc Alex Brown, Inc.	04/11/13	666
	USD	200,000	THB	6,112,000	Deutsche Banc Alex Brown, Inc.	04/11/13	(8,523)
	USD	200,000	TWD	5,786,000	Deutsche Banc Alex Brown, Inc.	04/11/13	6,530
							$22,999

FINANCIAL FUTURES CONTRACTS SOLD AS OF MARCH 28, 2013 WERE AS FOLLOWS:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
10	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June, 2013	$1,319,844	$(12,163)

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 83.3%
CHINA/HONG KONG: 22.0%
AIA Group, Ltd.	29,573,600	$130,027,068
HSBC Holdings PLC ADR	2,230,333	118,965,962
Jardine Matheson Holdings, Ltd.	1,792,400	116,874,725
CLP Holdings, Ltd.	11,771,700	103,195,092
Hang Lung Properties, Ltd.	24,970,920	93,487,582
China Mobile, Ltd. ADR	1,555,700	82,654,341
VTech Holdings, Ltd.	5,879,800	71,844,912
Television Broadcasts, Ltd.	9,406,500	71,358,075
China Pacific Insurance Group Co., Ltd. H Shares	20,355,800	67,230,727
Vitasoy International Holdings, Ltd.†	51,771,000	58,371,822
Cafe’ de Coral Holdings, Ltd.	18,352,000	55,977,651
Citic Telecom International Holdings, Ltd.†	139,126,000	51,910,198
Total China/Hong Kong		1,021,898,155

SINGAPORE: 14.4%
Singapore Technologies Engineering, Ltd.	52,104,125	181,521,513
Keppel Corp., Ltd.	12,825,900	116,184,837
Ascendas REIT	53,925,000	113,312,104
United Overseas Bank, Ltd.	6,487,000	106,944,378
SIA Engineering Co., Ltd.	16,177,000	61,910,377
ARA Asset Management, Ltd.	31,219,210	48,413,926
Singapore Post, Ltd.	38,209,000	38,373,622
Total Singapore		666,660,757

JAPAN: 9.1%
Japan Real Estate Investment Corp., REIT	7,889	109,310,270
Hisamitsu Pharmaceutical Co., Inc.	1,983,600	107,455,549
Japan Tobacco, Inc.	3,264,600	104,426,448
Lawson, Inc.	1,333,600	102,396,074
Total Japan		423,588,341

AUSTRALIA: 8.4%
Orica, Ltd.	4,143,092	105,906,512
Coca-Cola Amatil, Ltd.	6,708,992	102,014,710
Telstra Corp., Ltd.	16,073,997	75,581,367
CSL, Ltd.	1,044,381	64,554,604
Macquarie Group, Ltd.	1,092,056	42,482,749
Total Australia		390,539,942

THAILAND: 6.9%
PTT Public Co., Ltd.	8,719,200	96,721,516
BEC World Public Co., Ltd.	30,807,800	67,516,603
Land & Houses Public Co., Ltd. NVDR	145,090,300	63,611,214
Glow Energy Public Co., Ltd.	21,887,400	55,493,920
Banpu Public Co., Ltd.	3,045,850	39,316,274
Total Thailand		322,659,527

MALAYSIA: 5.9%
AMMB Holdings BHD	46,718,300	98,671,946
Genting Malaysia BHD	65,690,600	77,981,541
Axiata Group BHD	29,634,423	63,425,752
Telekom Malaysia BHD	20,245,551	35,240,924
Total Malaysia		275,320,163

SOUTH KOREA: 3.7%
KT&G Corp.	1,104,197	74,929,780
GS Home Shopping, Inc.	298,935	52,580,028
S1 Corp.	771,922	43,192,122
Total South Korea		170,701,930

TAIWAN: 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,673,187	69,239,797
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,558,724	61,174,466
Chunghwa Telecom Co., Ltd. ADR	1,277,525	39,731,028
Total Taiwan		170,145,291

INDONESIA: 3.6%
PT Perusahaan Gas Negara Persero	159,343,000	97,784,310
PT Telekomunikasi Indonesia Persero ADR	1,544,000	69,603,520
Total Indonesia		167,387,830

UNITED KINGDOM: 1.6%
BHP Billiton PLC	2,588,378	75,378,369
Total United Kingdom		75,378,369

INDIA: 1.6%
Housing Development Finance Corp.	4,926,603	75,067,280
Total India		75,067,280

PHILIPPINES: 1.3%
Globe Telecom, Inc.	2,065,510	60,735,408
Total Philippines		60,735,408

VIETNAM: 1.1%
Vietnam Dairy Products JSC	9,093,802	49,841,704
Total Vietnam		49,841,704
TOTAL COMMON EQUITIES (Cost $2,966,179,726)		3,869,924,697

PREFERRED EQUITIES: 3.0%
SOUTH KOREA: 3.0%
Hyundai Motor Co., Ltd., Pfd.	673,649	48,023,070
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	515,311	37,859,384
Hyundai Motor Co., Ltd., 2nd Pfd.	447,375	34,331,679
LG Household & Health Care, Ltd., Pfd.	121,855	19,439,153
Total South Korea		139,653,286
TOTAL PREFERRED EQUITIES (Cost $67,079,020)		139,653,286

	Face Amount *
CORPORATE BONDS: 11.1%
CHINA/HONG KONG: 5.5%
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	HKD	676,210,000	104,403,538
Hong Kong Exchanges and Clearing, Ltd., Cnv.
0.500%, 10/23/17	82,400,000		89,548,200
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/14	HKD	234,020,000	41,196,299
PB Issuer No. 2, Ltd., Cnv.
1.750%, 04/12/16	21,820,000		22,060,020
Total China/Hong Kong			257,208,057

	Face Amount *		Value
CORPORATE BONDS: (continued)
INDIA: 2.2%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14	56,200,000		$59,122,400
Larsen & Toubro, Ltd., Cnv.
3.500%, 10/22/14	41,200,000		42,374,200
Total India			101,496,600

SINGAPORE: 1.9%
CapitaLand, Ltd., Cnv.
3.125%, 03/05/18	SGD	62,000,000	54,184,706
CapitaLand, Ltd., Cnv.
2.875%, 09/03/16	SGD	41,750,000	35,544,806
Total Singapore			89,729,512

AUSTRALIA: 1.5%
QBE Funding Trust, Cnv.
0.000%, 05/12/30	104,571,000		68,389,434
Total Australia			68,389,434
TOTAL CORPORATE BONDS (Cost $502,604,983)			516,823,603

TOTAL INVESTMENTS: 97.4% (Cost $3,535,863,729(b))			4,526,401,586

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.6%			121,192,950

NET ASSETS: 100.0%			$4,647,594,536

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $3,538,721,720 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,042,489,801
	Gross unrealized depreciation	(54,809,935)
	Net unrealized appreciation	$987,679,866

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.4%
CHINA/HONG KONG: 32.1%
HSBC Holdings PLC ADR	3,149,791	$168,009,852
China Mobile, Ltd. ADR	3,136,800	166,658,184
China Shenhua Energy Co., Ltd. H Shares	32,091,500	117,090,478
Television Broadcasts, Ltd.	15,411,200	116,909,962
Shenzhou International Group Holdings, Ltd.	37,691,000	106,101,242
Cheung Kong Holdings, Ltd.	6,780,000	100,440,685
Yum! Brands, Inc.	1,387,000	99,780,780
Minth Group, Ltd.†	59,807,000	88,309,126
Dongfeng Motor Group Co., Ltd. H Shares	62,300,000	87,819,593
Cheung Kong Infrastructure Holdings, Ltd.	12,768,000	87,740,695
Jiangsu Expressway Co., Ltd. H Shares†	72,604,000	72,797,404
Guangdong Investment, Ltd.	68,798,000	60,497,952
Haitian International Holdings, Ltd.	37,823,000	58,859,761
The Link REIT	10,220,000	55,740,623
Yuexiu Transport Infrastructure, Ltd.†	100,158,000	52,445,449
Cafe’ de Coral Holdings, Ltd.	16,750,000	51,091,197
Xingda International Holdings, Ltd. H Shares†	118,164,000	39,077,805
Sichuan Expressway Co., Ltd. H Shares	22,388,000	7,251,159
Total China/Hong Kong		1,536,621,947

JAPAN: 19.1%
ORIX Corp.	16,027,200	204,634,756
ITOCHU Corp.	15,604,800	191,741,525
Japan Tobacco, Inc.	5,406,400	172,937,313
Pigeon Corp.†	1,501,800	105,316,079
NTT DoCoMo, Inc.	44,250	65,780,623
Lawson, Inc.	815,100	62,584,763
Miraca Holdings, Inc.	1,114,200	53,546,764
EPS Corp.†	29,184	43,308,783
Shinko Plantech Co., Ltd.	1,962,600	15,879,139
Total Japan		915,729,745

SINGAPORE: 10.6%
Ascendas REIT	51,925,000	109,109,523
Singapore Technologies Engineering, Ltd.	30,906,000	107,671,012
United Overseas Bank, Ltd.	5,299,000	87,359,066
CapitaRetail China Trust, REIT†	47,540,000	67,114,821
ARA Asset Management, Ltd.	29,964,660	46,468,403
Super Group, Ltd.	14,023,000	44,155,953
Ascendas India Trust†	55,065,000	36,682,493
Sheng Siong Group, Ltd.	13,500,000	7,143,610
Total Singapore		505,704,881

AUSTRALIA: 9.3%
QBE Insurance Group, Ltd.	7,429,726	105,037,316
Metcash, Ltd.	20,917,446	90,396,906
Coca-Cola Amatil, Ltd.	5,285,090	80,363,328
Primary Health Care, Ltd.	13,541,361	70,126,981
Ansell, Ltd.	3,118,370	52,314,350
David Jones, Ltd.	14,887,739	46,467,728
Total Australia		444,706,609

TAIWAN: 7.2%
Chunghwa Telecom Co., Ltd. ADR	3,566,301	110,911,961
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	68,846,638
Johnson Health Tech Co., Ltd.†	16,929,890	47,027,851
St. Shine Optical Co., Ltd.	1,911,000	37,378,912
TXC Corp.†	21,549,524	32,604,545
Taiwan Hon Chuan Enterprise Co., Ltd.	12,151,948	31,468,311
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	15,562,214
Total Taiwan		343,800,432

INDONESIA: 6.5%
PT Indofood Sukses Makmur	128,052,000	98,309,003
PT Perusahaan Gas Negara Persero	142,302,000	87,326,728
PT United Tractors	43,101,500	81,177,270
PT Telekomunikasi Indonesia Persero ADR	717,634	32,350,941
PT Telekomunikasi Indonesia Persero	9,036,500	10,256,069
Total Indonesia		309,420,011

THAILAND: 4.3%
Thai Beverage Public Co., Ltd.	184,213,000	90,715,342
PTT Exploration & Production Public Co., Ltd.	12,119,260	61,686,670
Tisco Financial Group Public Co., Ltd.	28,100,000	53,147,180
Total Thailand		205,549,192

MALAYSIA: 2.1%
AMMB Holdings BHD	45,950,000	97,049,249
Pavilion REIT	8,467,500	4,378,845
Total Malaysia		101,428,094

SOUTH KOREA: 2.0%
KT&G Corp.	1,214,000	82,380,910
MegaStudy Co., Ltd.	232,984	14,954,332
Total South Korea		97,335,242

INDIA: 1.1%
Tata Motors, Ltd. DVR A Shares	19,410,000	54,745,047
Total India		54,745,047

PHILIPPINES: 1.1%
Globe Telecom, Inc.	1,703,820	50,100,073
Total Philippines		50,100,073
TOTAL COMMON EQUITIES (Cost $3,740,248,276)		4,565,141,273

PREFERRED EQUITIES: 1.5%
SOUTH KOREA: 1.5%
LG Chem, Ltd., Pfd.	876,255	70,621,517
Total South Korea		70,621,517
TOTAL PREFERRED EQUITIES (Cost $77,717,476)		70,621,517

Total Investments: 96.9% (Cost $3,817,965,752(b))		4,635,762,790

CASH AND OTHER ASSETS, LESS LIABILITIES : 3.1%		150,259,230

NET ASSETS: 100.0%		$4,786,022,020

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $3,818,539,906 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$921,192,846
	Gross unrealized depreciation	(103,969,962)
	Net unrealized appreciation	$817,222,884

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
DVR	Differential Voting Right
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 99.4%
CONSUMER DISCRETIONARY: 30.8%
Hotels, Restaurants & Leisure: 9.1%
Yum! Brands, Inc.	51,300	$3,690,522
Shanghai Jinjiang International Hotels Development Co., Ltd. B Shares	2,244,510	3,606,384
Cafe’ de Coral Holdings, Ltd.	916,000	2,794,002
		10,090,908
Auto Components: 5.6%
Minth Group, Ltd.	2,858,000	4,220,032
Xingda International Holdings, Ltd. H Shares	5,888,000	1,947,210
		6,167,242
Automobiles: 3.7%
Dongfeng Motor Group Co., Ltd. H Shares	2,952,000	4,161,211

Media: 3.6%
Television Broadcasts, Ltd.	527,700	4,003,153

Textiles, Apparel & Luxury Goods: 3.1%
Shenzhou International Group Holdings, Ltd.	1,225,000	3,448,410

Multiline Retail: 3.1%
Springland International Holdings, Ltd.	6,772,000	3,424,555

Leisure Equipment & Products: 2.6%
Johnson Health Tech Co., Ltd.	1,033,132	2,869,834
Total Consumer Discretionary		34,165,313

FINANCIALS: 16.9%
Real Estate Investment Trusts: 8.9%
Yuexiu, REIT	7,118,000	4,050,939
CapitaRetail China Trust, REIT	2,829,000	3,993,854
The Link REIT	331,500	1,808,025
		9,852,818
Real Estate Management & Development: 4.4%
Cheung Kong Holdings, Ltd.	181,000	2,681,381
E-House China Holdings, Ltd. ADS	231,500	1,076,475
Swire Pacific, Ltd. A Shares	82,500	1,053,912
		4,811,768
Commercial Banks: 3.6%
HSBC Holdings PLC ADR	75,300	4,016,502
Total Financials		18,681,088

INDUSTRIALS: 14.0%
Transportation Infrastructure: 7.3%
China Merchants Holdings International Co., Ltd.	862,000	2,839,096
Jiangsu Expressway Co., Ltd. H Shares	2,678,000	2,685,134
Yuexiu Transport Infrastructure, Ltd.	4,874,000	2,552,159
		8,076,389
Machinery: 4.1%
Haitian International Holdings, Ltd.	2,911,000	4,530,068

Air Freight & Logistics: 2.6%
Shenzhen Chiwan Petroleum B Shares	1,645,789	2,919,831
Total Industrials		15,526,288

HEALTH CARE: 8.4%
Health Care Equipment & Supplies: 5.9%
Pacific Hospital Supply Co., Ltd.	1,225,000	3,769,373
St. Shine Optical Co., Ltd.	139,811	2,734,685
		6,504,058
Pharmaceuticals: 2.5%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.S Shares	2,599,000	2,800,463
Total Health Care		9,304,521

ENERGY: 8.4%
Oil, Gas & Consumable Fuels: 8.4%
China Shenhua Energy Co., Ltd. H Shares	1,081,000	3,944,185
China Petroleum & Chemical Corp. ADR	27,940	3,266,745
CNOOC, Ltd. ADR	10,650	2,039,475
Total Energy		9,250,405

TELECOMMUNICATION SERVICES: 6.4%
Wireless Telecommunication Services: 3.4%
China Mobile, Ltd. ADR	70,830	3,763,198

Diversified Telecommunication Services: 3.0%
Chunghwa Telecom Co., Ltd. ADR	107,304	3,337,154
Total Telecommunication Services		7,100,352

CONSUMER STAPLES: 6.1%
Beverages: 3.6%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	889,160	3,935,768

Food Products: 2.5%
Vitasoy International Holdings, Ltd.	2,494,000	2,811,986
Total Consumer Staples		6,747,754

UTILITIES: 4.7%
Water Utilities: 2.9%
Guangdong Investment, Ltd.	3,696,000	3,250,101

Electric Utilities: 1.8%
Cheung Kong Infrastructure Holdings, Ltd.	282,000	1,937,882
Total Utilities		5,187,983

INFORMATION TECHNOLOGY: 2.6%
Electronic Equipment, Instruments & Components: 1.3%
TXC Corp.	974,199	1,473,968

Semiconductors & Semiconductor Equipment: 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	1,420,085
Total Information Technology		2,894,053

MATERIALS: 1.1%
Containers & Packaging: 1.1%
Taiwan Hon Chuan Enterprise Co., Ltd.	483,354	1,251,679
Total Materials		1,251,679

TOTAL INVESTMENTS: 99.4% (Cost $102,228,369(b))		110,109,436

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.6%		680,055

NET ASSETS: 100.0%		$110,789,491

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $102,228,369 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$11,405,797
	Gross unrealized depreciation	(3,524,730)
	Net unrealized appreciation	$7,881,067

ADR	American Depositary Receipt
ADS	American Depositary Share
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.8%
JAPAN: 42.1%
ORIX Corp.	2,305,600	$29,437,824
Toyota Motor Corp.	512,900	26,448,087
Honda Motor Co., Ltd.	567,300	21,846,998
Mitsubishi UFJ Financial Group, Inc.	2,674,400	16,135,287
Nitto Denko Corp.	231,200	13,921,076
Kakaku.com, Inc.	529,200	13,323,130
Sumitomo Mitsui Financial Group, Inc.	301,600	12,373,101
Mizuho Financial Group, Inc.	5,599,300	12,015,001
Mitsui & Co., Ltd.	792,500	11,172,729
Rakuten, Inc.	1,079,000	11,035,112
Sysmex Corp.	173,600	10,577,011
Rinnai Corp.	117,500	8,376,897
FANUC Corp.	50,000	7,698,529
Fuji Heavy Industries, Ltd.	457,000	7,248,906
Unicharm Corp.	118,200	6,749,016
Otsuka Holdings Co., Ltd.	189,100	6,563,555
Nidec Corp.	109,400	6,557,879
Pigeon Corp.	72,700	5,098,201
Komatsu, Ltd.	208,900	4,996,318
Calbee, Inc.	39,000	3,068,922
Total Japan		234,643,579

CHINA/HONG KONG: 13.9%
Haitian International Holdings, Ltd.	7,655,000	11,912,632
Sinopharm Group Co., Ltd. H Shares	3,229,600	10,435,916
Sands China, Ltd.	1,895,200	9,861,563
Shenzhou International Group Holdings, Ltd.	3,186,000	8,968,681
China Lodging Group, Ltd. ADS(b)	526,600	8,667,836
Dairy Farm International Holdings, Ltd.	602,454	7,289,693
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,934,499
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	4,800,000	4,349,178
Sany Heavy Equipment International Holdings Co., Ltd.	9,375,000	4,348,023
Hang Lung Group, Ltd.	742,000	4,180,452
Baidu, Inc. ADR(b)	28,200	2,473,140
Total China/Hong Kong		77,421,613

INDONESIA: 6.6%
PT Indofood CBP Sukses Makmur	16,995,000	16,787,982
PT Bank Rakyat Indonesia Persero	11,610,500	10,494,155
PT Astra International	11,845,500	9,665,544
Total Indonesia		36,947,681

INDIA: 6.1%
Emami, Ltd.	975,093	10,799,581
HDFC Bank, Ltd.	813,560	9,375,557
Castrol India, Ltd.	974,370	5,690,384
Sun Pharmaceutical Industries, Ltd.	313,520	4,728,966
Multi Commodity Exchange of India, Ltd.	232,913	3,564,555
Total India		34,159,043

THAILAND: 5.9%
SVI Public Co., Ltd.(b)	63,593,700	9,912,637
Major Cineplex Group Public Co., Ltd.	11,921,000	8,358,325
Siam Commercial Bank Public Co., Ltd.	1,264,400	7,689,497
SNC Former Public Co., Ltd.	8,400,700	6,834,135
Total Thailand		32,794,594

SRI LANKA: 5.3%
John Keells Holdings PLC	9,556,504	18,648,848
Sampath Bank PLC	3,712,039	6,586,490
Lanka Orix Leasing Co. PLC	10,216,236	4,594,284
Total Sri Lanka		29,829,622

TAIWAN: 4.5%
St. Shine Optical Co., Ltd.	711,000	13,907,068
Synnex Technology International Corp.	3,133,000	5,678,518
Gourmet Master Co., Ltd.	966,800	5,401,060
Total Taiwan		24,986,646

AUSTRALIA: 3.3%
Oil Search, Ltd.	1,305,704	10,155,797
CSL, Ltd.	137,045	8,470,937
Total Australia		18,626,734

VIETNAM: 2.6%
Vietnam Dairy Products JSC	2,662,642	14,593,524
Total Vietnam		14,593,524

MALAYSIA: 2.4%
SapuraKencana Petroleum BHD(b)	6,092,700	5,914,273
Parkson Holdings BHD	3,093,969	4,696,158
Oldtown BHD	3,740,500	2,977,855
Total Malaysia		13,588,286

SINGAPORE: 2.1%
Keppel Land, Ltd.	2,204,000	7,029,609
Goodpack, Ltd.	2,919,000	4,412,565
Total Singapore		11,442,174

CAMBODIA: 1.5%
NagaCorp, Ltd.	10,200,000	8,621,473
Total Cambodia		8,621,473

PHILIPPINES: 1.5%
Vista Land & Lifescapes, Inc.	62,435,500	8,286,269
Total Philippines		8,286,269

TOTAL INVESTMENTS: 97.8% (Cost $420,503,964(c))		545,941,238

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.2%		12,013,476

NET ASSETS: 100.0%		$557,954,714

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $420,503,964 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$141,724,231
	Gross unrealized depreciation	(16,286,957)
	Net unrealized appreciation	$125,437,274

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.2%
CHINA/HONG KONG: 27.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	24,429,500	$190,028,434
Dairy Farm International Holdings, Ltd.	13,226,346	160,038,787
China Resources Land, Ltd.	54,976,000	154,147,844
Hang Lung Group, Ltd.	26,089,000	146,986,270
Sinopharm Group Co., Ltd. H Shares†	43,788,000	141,493,655
Dongfeng Motor Group Co., Ltd. H Shares	78,440,000	110,570,929
China Mobile, Ltd. ADR	2,063,150	109,615,160
China Resources Enterprise, Ltd.	32,902,000	97,766,049
Lenovo Group, Ltd.	97,092,000	96,839,606
Tingyi (Cayman Islands) Holding Corp.	36,846,000	96,301,144
China Vanke Co., Ltd. B Shares	48,875,258	95,533,826
Digital China Holdings, Ltd.†	59,828,000	81,148,365
Hengan International Group Co., Ltd.	7,996,000	78,443,959
Swire Pacific, Ltd. A Shares	5,683,500	72,604,963
Tencent Holdings, Ltd.	2,011,900	64,349,843
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	62,618,301
Baidu, Inc. ADR(b)	710,700	62,328,390
Shangri-La Asia, Ltd.	31,457,333	61,768,241
China Merchants Bank Co., Ltd. H Shares	22,182,350	47,136,354
Li & Fung, Ltd.	29,802,000	41,197,778
Total China/Hong Kong		1,970,917,898

INDIA: 15.8%
Tata Power Co., Ltd.	101,851,796	181,179,241
ITC, Ltd.	24,235,000	138,076,153
GAIL India, Ltd.	20,180,934	118,307,782
Housing Development Finance Corp.	7,485,685	114,060,339
Sun Pharmaceutical Industries, Ltd.	7,001,815	105,611,588
Kotak Mahindra Bank, Ltd.	8,767,491	105,561,483
HDFC Bank, Ltd.	8,635,920	99,521,309
Container Corp. of India, Ltd.	4,188,081	79,411,718
Titan Industries, Ltd.	15,686,666	74,093,219
Dabur India, Ltd.	25,308,038	63,770,668
Thermax, Ltd.	3,575,212	37,074,324
Infosys, Ltd.	313,401	16,722,518
HDFC Bank, Ltd. ADR	319,500	11,955,690
Infosys, Ltd. ADR	219,611	11,839,229
Total India		1,157,185,261

SOUTH KOREA: 15.0%
Dongbu Insurance Co., Ltd.†	3,911,360	167,236,520
Samsung Electronics Co., Ltd.	121,004	164,932,133
NHN Corp.	568,302	137,387,772
Amorepacific Corp.	142,442	119,880,912
Cheil Worldwide, Inc.(b)	5,510,440	119,440,555
Green Cross Corp.†	838,869	116,952,107
Yuhan Corp.†	568,453	97,286,715
Hyundai Mobis	317,719	89,191,690
POSCO	195,584	57,554,836
MegaStudy Co., Ltd.†	396,412	25,444,136
Total South Korea		1,095,307,376

INDONESIA: 10.4%
PT Perusahaan Gas Negara Persero	364,396,500	223,619,865
PT Astra International	185,902,300	151,690,255
PT Indofood CBP Sukses Makmur	138,070,500	136,388,651
PT Bank Central Asia	115,688,500	136,095,285
PT Telekomunikasi Indonesia Persero	80,460,500	91,319,478
PT Telekomunikasi Indonesia Persero ADR	375,700	16,936,556
Total Indonesia		756,050,090

THAILAND: 8.9%
Central Pattana Public Co., Ltd.	66,346,100	215,677,886
Bank of Ayudhya Public Co., Ltd.	136,106,700	160,861,997
Siam Cement Public Co., Ltd. NVDR	9,478,500	155,722,380
PTT Exploration & Production Public Co., Ltd.	23,423,867	119,226,780
Total Thailand		651,489,043

TAIWAN: 7.6%
Delta Electronics, Inc.	50,921,000	213,580,517
President Chain Store Corp.	20,439,608	112,274,137
Synnex Technology International Corp.	50,022,354	90,664,805
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	68,403,575
Yuanta Financial Holding Co., Ltd.	133,911,782	67,998,094
Total Taiwan		552,921,128

MALAYSIA: 4.9%
Genting BHD	47,065,500	152,783,155
Public Bank BHD	22,511,386	118,145,650
Top Glove Corp. BHD	25,175,960	43,904,468
IHH Healthcare BHD(b)	27,846,700	33,126,143
IHH Healthcare BHD(b)	11,543,000	13,114,685
Total Malaysia		361,074,101

PHILIPPINES: 3.0%
SM Prime Holdings, Inc.	466,949,271	218,708,329
Total Philippines		218,708,329

SINGAPORE: 2.5%
Keppel Land, Ltd.	34,212,000	109,118,420
Hyflux, Ltd.†	65,284,280	77,014,292
Total Singapore		186,132,712

VIETNAM: 1.4%
Vietnam Dairy Products JSC	18,122,812	99,328,292
Total Vietnam		99,328,292

SWITZERLAND: 0.7%
DKSH Holding, Ltd.(b)	550,878	49,277,638
Total Switzerland		49,277,638

TOTAL INVESTMENTS: 97.2% (Cost $4,995,199,127(c))		7,098,391,868

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.8%		205,499,618

NET ASSETS: 100.0%		$7,303,891,486

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $4,997,021,853 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,287,625,855
	Gross unrealized depreciation	(186,255,840)
	Net unrealized appreciation	$2,101,370,015

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: China/Hong Kong 99.9%
FINANCIALS: 24.9%
Real Estate Management & Development: 8.8%
China Vanke Co., Ltd. B Shares	24,772,268	$48,421,014
China Resources Land, Ltd.	17,010,000	47,694,536
Hang Lung Group, Ltd.	6,844,000	38,559,319
Swire Pacific, Ltd. A Shares	2,289,500	29,247,658
		163,922,527
Commercial Banks: 8.7%
China Merchants Bank Co., Ltd. H Shares	23,432,114	49,792,040
China Construction Bank Corp. H Shares	49,602,660	40,660,251
Agricultural Bank of China, Ltd. H Shares	79,788,000	38,396,822
BOC Hong Kong Holdings, Ltd.	9,672,500	32,350,917
		161,200,030
Insurance: 5.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	6,889,500	53,590,982
China Life Insurance Co., Ltd. H Shares	12,376,000	32,289,003
China Life Insurance Co., Ltd. ADR	324,600	12,795,732
		98,675,717
Diversified Financial Services: 2.1%
Hong Kong Exchanges and Clearing, Ltd.	2,320,200	39,647,150
Total Financials		463,445,424

CONSUMER DISCRETIONARY: 17.3%
Hotels, Restaurants & Leisure: 7.6%
Cafe’ de Coral Holdings, Ltd.	14,652,100	44,692,139
Sands China, Ltd.	6,928,800	36,053,608
Home Inns & Hotels Management, Inc. ADR(b)	1,167,246	34,772,258
Shangri-La Asia, Ltd.	13,367,400	26,247,641
		141,765,646
Automobiles: 2.0%
Dongfeng Motor Group Co., Ltd. H Shares	27,242,000	38,400,985

Specialty Retail: 1.9%
Belle International Holdings, Ltd.	21,405,000	35,764,738

Multiline Retail: 1.7%
Golden Eagle Retail Group, Ltd.	17,744,000	32,067,637

Media: 1.7%
Television Broadcasts, Ltd.	4,082,000	30,966,211

Distributors: 1.6%
Li & Fung, Ltd.	21,516,400	29,743,905

Textiles, Apparel & Luxury Goods: 0.8%
Li Ning Co., Ltd.(b)	24,670,000	14,561,353
Total Consumer Discretionary		323,270,475

INFORMATION TECHNOLOGY: 11.5%
Internet Software & Services: 4.6%
NetEase, Inc. ADR	556,500	30,479,505
Tencent Holdings, Ltd.	880,300	28,156,055
Sina Corp.(b)	562,100	27,312,439
		85,947,999
Electronic Equipment, Instruments & Components: 2.2%
Digital China Holdings, Ltd.	30,018,000	40,715,244

Communications Equipment: 1.9%
ZTE Corp. H Shares	20,708,504	35,926,415

Computers & Peripherals: 1.7%
Lenovo Group, Ltd.	31,998,000	31,914,820

Software: 1.1%
Kingdee International Software Group Co., Ltd.(b)	123,524,800	20,434,427
Total Information Technology		214,938,905

CONSUMER STAPLES: 10.7%
Food Products: 3.9%
Tingyi (Cayman Islands) Holding Corp.	14,525,000	37,962,713
China Mengniu Dairy Co., Ltd.	12,266,000	35,198,660
		73,161,373
Food & Staples Retailing: 3.6%
China Resources Enterprise, Ltd.	9,728,000	28,906,089
Lianhua Supermarket Holdings Co., Ltd. H Shares†	31,193,800	24,904,740
Sun Art Retail Group, Ltd.	9,443,000	13,154,588
		66,965,417
Beverages: 1.6%
Tsingtao Brewery Co., Ltd. H Shares	4,753,000	30,327,448

Personal Products: 1.6%
Hengan International Group Co., Ltd.	3,009,000	29,519,494
Total Consumer Staples		199,973,732

INDUSTRIALS: 10.4%
Machinery: 3.5%
CSR Corp., Ltd. H Shares	48,012,000	34,218,286
Sany Heavy Equipment International Holdings Co., Ltd.	34,230,500	15,875,732
China National Materials Co., Ltd. H Shares	55,910,000	14,982,559
		65,076,577
Transportation Infrastructure: 3.4%
China Merchants Holdings International Co., Ltd.	11,594,581	38,188,086
Yuexiu Transport Infrastructure, Ltd.	48,899,000	25,604,844
		63,792,930
Airlines: 1.9%
Air China, Ltd. H Shares	39,109,900	34,842,961

Industrial Conglomerates: 1.6%
NWS Holdings, Ltd.	16,914,914	30,151,138
Total Industrials		193,863,606

ENERGY: 6.8%
Oil, Gas & Consumable Fuels: 4.6%
China Shenhua Energy Co., Ltd. H Shares	8,574,000	31,283,479
CNOOC, Ltd.	15,418,000	29,647,351
Kunlun Energy Co., Ltd.	11,798,000	25,135,785
		86,066,615
Energy Equipment & Services: 2.2%
China Oilfield Services, Ltd. H Shares	19,196,000	40,345,610
Total Energy		126,412,225

UTILITIES: 6.5%
Electric Utilities: 2.9%
Cheung Kong Infrastructure Holdings, Ltd.	7,929,500	54,490,902

Gas Utilities: 2.1%
Hong Kong & China Gas Co., Ltd.	13,406,739	39,169,192

	Shares	Value
COMMON EQUITIES: China/Hong Kong (continued)
Independent Power Producers & Energy Traders: 1.5%
China Longyuan Power Group Corp. H Shares	30,009,000	$27,315,069
Total Utilities		120,975,163

TELECOMMUNICATION SERVICES: 5.9%
Wireless Telecommunication Services: 3.2%
China Mobile, Ltd.	3,297,083	34,970,157
China Mobile, Ltd. ADR	466,100	24,763,893
		59,734,050
Diversified Telecommunication Services: 2.7%
China Communications Services Corp., Ltd. H Shares	78,498,800	50,823,896
Total Telecommunication Services		110,557,946

HEALTH CARE: 5.9%
Health Care Equipment & Supplies: 3.3%
Mindray Medical International, Ltd. ADR	1,527,468	61,007,072

Health Care Providers & Services: 2.6%
Sinopharm Group Co., Ltd. H Shares	14,896,400	48,135,244
Total Health Care		109,142,316
TOTAL COMMON EQUITIES (Cost $1,611,725,085)		1,862,579,792

RIGHTS: 0.1%
CONSUMER DISCRETIONARY: 0.1%
Textiles, Apparel & Luxury Goods: 0.1%
Li Ning Co., Ltd., expires 04/10/13	12,335,000	1,719,037
Total Consumer Discretionary		1,719,037
TOTAL RIGHTS (Cost $0)		1,719,037

TOTAL INVESTMENTS: 100.0% (Cost $1,611,725,085(c))		1,864,298,829

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0)%		(566,294)

NET ASSETS: 100.0%		$1,863,732,535

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $1,613,335,771 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$395,829,202
	Gross unrealized depreciation	(144,866,144)
	Net unrealized appreciation	$250,963,058

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.5%
FINANCIALS: 24.5%
Commercial Banks: 10.5%
HDFC Bank, Ltd.	1,830,165	$21,091,026
ICICI Bank, Ltd.	840,000	16,324,435
Axis Bank, Ltd.	333,532	8,008,380
Allahabad Bank	3,158,529	7,361,723
HDFC Bank, Ltd. ADR	148,922	5,572,661
ICICI Bank, Ltd. ADR	113,283	4,859,841
		63,218,066
Diversified Financial Services: 7.3%
Kotak Mahindra Bank, Ltd.	2,100,000	25,284,214
IDFC, Ltd.	6,211,855	16,470,539
Multi Commodity Exchange of India, Ltd.	159,509	2,441,163
		44,195,916
Real Estate Management & Development: 3.6%
Ascendas India Trust	32,094,000	21,379,968

Thrifts & Mortgage Finance: 3.1%
Housing Development Finance Corp.	1,225,000	18,665,482
Total Financials		147,459,432

INDUSTRIALS: 18.8%
Machinery: 8.0%
Ashok Leyland, Ltd.	40,022,554	16,157,517
Thermax, Ltd.	1,378,128	14,290,946
AIA Engineering, Ltd.	2,306,467	13,490,816
Jain Irrigation Systems, Ltd.	3,675,635	4,160,563
		48,099,842
Road & Rail: 3.3%
Container Corp. of India, Ltd.	1,039,216	19,704,950

Industrial Conglomerates: 3.0%
MAX India, Ltd.	4,388,102	18,123,019

Transportation Infrastructure: 2.9%
Gujarat Pipavav Port, Ltd.(b)	19,180,000	17,582,413

Electrical Equipment: 1.6%
Crompton Greaves, Ltd.	5,587,500	9,666,889
Total Industrials		113,177,113

CONSUMER STAPLES: 17.1%
Personal Products: 13.0%
Emami, Ltd.	3,240,555	35,890,563
Dabur India, Ltd.	10,654,430	26,846,811
Bajaj Corp., Ltd.	3,803,615	15,495,005
		78,232,379
Tobacco: 4.1%
ITC, Ltd.	4,340,000	24,726,656
Total Consumer Staples		102,959,035

MATERIALS: 13.7%
Chemicals: 10.5%
Asian Paints, Ltd.	351,500	31,846,520
Castrol India, Ltd.	3,268,602	19,088,847
Supreme Industries, Ltd.	2,100,000	12,105,307
		63,040,674
Construction Materials: 1.9%
Grasim Industries, Ltd.	224,459	11,631,765

Metals & Mining: 1.3%
NMDC, Ltd.	3,145,923	7,948,274
Total Materials		82,620,713

CONSUMER DISCRETIONARY: 10.2%
Auto Components: 4.3%
Exide Industries, Ltd.	10,906,722	25,971,406

Media: 3.7%
Jagran Prakashan, Ltd.	9,961,391	17,045,250
Dish TV India, Ltd.(b)	3,868,505	4,783,383
		21,828,633
Textiles, Apparel & Luxury Goods: 1.2%
Titan Industries, Ltd.	1,538,820	7,268,347

Household Durables: 1.0%
Symphony, Ltd.	915,000	6,041,985
Total Consumer Discretionary		61,110,371

HEALTH CARE: 6.0%
Pharmaceuticals: 6.0%
Sun Pharmaceutical Industries, Ltd.	1,923,300	29,010,016
Cipla India, Ltd.	988,275	6,900,382
Total Health Care		35,910,398

INFORMATION TECHNOLOGY: 4.6%
Internet Software & Services: 3.7%
Info Edge India, Ltd.	3,324,978	21,987,067

IT Services: 0.9%
MindTree, Ltd.	320,000	5,384,655
Total Information Technology		27,371,722

UTILITIES: 2.9%
Gas Utilities: 2.9%
GAIL India, Ltd.	2,944,751	17,263,173
Total Utilities		17,263,173

ENERGY: 0.7%
Oil, Gas & Consumable Fuels: 0.7%
Reliance Industries, Ltd.	290,742	4,144,034
Total Energy		4,144,034
TOTAL COMMON EQUITIES (Cost $540,169,126)		592,015,991

	Face Amount
CORPORATE BONDS: 1.3%
UTILITIES: 1.3%
Electric Utilities: 1.3%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14	$7,700,000	8,100,400
Total Utilities		8,100,400
TOTAL CORPORATE BONDS (Cost $8,893,250)		8,100,400

TOTAL INVESTMENTS: 99.8% (Cost $549,062,376(c))		600,116,391

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.2%		1,178,397

NET ASSETS: 100.0%		$601,294,788

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $549,126,066 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$135,691,376
	Gross unrealized depreciation	(84,701,051)
	Net unrealized appreciation	$50,990,325

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 95.9%
FINANCIALS: 23.2%
Commercial Banks: 8.8%
Mitsubishi UFJ Financial Group, Inc.	739,300	$4,460,372
Mizuho Financial Group, Inc.	1,480,100	3,176,005
Sumitomo Mitsui Financial Group, Inc.	77,300	3,171,222
Shinsei Bank, Ltd.	1,122,000	2,578,232
		13,385,831
Diversified Financial Services: 4.6%
ORIX Corp.	544,200	6,948,327

Real Estate Management & Development: 3.6%
Mitsui Fudosan Co., Ltd.	138,000	3,940,910
Hulic Co., Ltd.	182,100	1,499,230
		5,440,140
Real Estate Investment Trusts: 3.4%
Kenedix Realty Investment Corp., REIT	558	2,709,647
GLP J-REIT	2,237	2,402,515
		5,112,162
Insurance: 2.8%
Tokio Marine Holdings, Inc.	100,100	2,895,931
Anicom Holdings, Inc.(b)	121,900	1,373,888
		4,269,819
Total Financials		35,156,279

INDUSTRIALS: 21.5%
Machinery: 7.7%
Mitsubishi Heavy Industries, Ltd.	561,000	3,245,647
FANUC Corp.	18,700	2,879,250
Nabtesco Corp.	111,400	2,287,194
Harmonic Drive Systems, Inc.	108,300	1,855,139
Komatsu, Ltd.	61,100	1,461,345
		11,728,575
Trading Companies & Distributors: 6.1%
ITOCHU Corp.	304,500	3,741,496
Marubeni Corp.	439,000	3,361,028
Mitsui & Co., Ltd.	149,600	2,109,073
		9,211,597
Commercial Services & Supplies: 3.0%
JP-Holdings, Inc.	213,500	4,513,799

Electrical Equipment: 2.0%
Nidec Corp.	32,400	1,942,187
Endo Lighting Corp.	35,300	1,063,345
		3,005,532
Professional Services: 1.7%
Nihon M&A Center, Inc.	59,900	2,642,775

Building Products: 1.0%
Aica Kogyo Co., Ltd.	78,500	1,442,442
Total Industrials		32,544,720

CONSUMER DISCRETIONARY: 18.7%
Automobiles: 9.0%
Toyota Motor Corp.	119,900	6,182,737
Honda Motor Co., Ltd.	141,500	5,449,234
Fuji Heavy Industries, Ltd.	126,000	1,998,604
		13,630,575
Household Durables: 3.3%
Rinnai Corp.	45,800	3,265,207
Sony Corp. ADR	57,600	1,002,240
Sony Corp.	41,700	725,616
		4,993,063
Auto Components: 3.1%
Bridgestone Corp.	90,800	3,055,241
Nifco, Inc.	69,900	1,598,143
		4,653,384
Internet & Catalog Retail: 1.3%
Rakuten, Inc.	189,100	1,933,957

Specialty Retail: 1.1%
VT Holdings Co., Ltd.	148,400	1,608,593

Diversified Consumer Services: 0.9%
ESCRIT, Inc.	181,800	1,444,071
Total Consumer Discretionary		28,263,643

INFORMATION TECHNOLOGY: 14.2%
Electronic Equipment, Instruments & Components: 6.3%
Murata Manufacturing Co., Ltd.	49,400	3,735,120
Hitachi, Ltd.	538,000	3,140,853
Kyocera Corp.	29,600	2,715,874
		9,591,847
IT Services: 3.4%
GMO Payment Gateway, Inc.	130,800	3,043,866
Bit-isle, Inc.	156,900	2,183,663
		5,227,529
Internet Software & Services: 3.1%
Yahoo! Japan Corp.	5,137	2,369,810
Kakaku.com, Inc.	91,600	2,306,120
		4,675,930
Semiconductors & Semiconductor Equipment: 1.4%
Nuflare Technology, Inc.	342	2,051,154
Total Information Technology		21,546,460

HEALTH CARE: 7.2%
Health Care Equipment & Supplies: 4.0%
Asahi Intecc Co., Ltd.	63,000	3,328,713
Sysmex Corp.	38,100	2,321,337
Daiken Medical Co., Ltd.	13,100	383,942
		6,033,992
Health Care Providers & Services: 2.2%
Ship Healthcare Holdings, Inc.	49,700	1,758,596
Message Co., Ltd.	572	1,535,501
		3,294,097
Pharmaceuticals: 1.0%
Otsuka Holdings Co., Ltd.	42,500	1,475,151
Total Health Care		10,803,240

CONSUMER STAPLES: 5.4%
Household Products: 2.4%
Unicharm Corp.	38,600	2,203,993

	Shares	Value
COMMON EQUITIES: JAPAN (continued)
Pigeon Corp.	20,500	$1,437,595
		3,641,588
Food & Staples Retailing: 2.0%
Daikokutenbussan Co., Ltd.	66,600	1,688,082
Ain Pharmaciez, Inc.	23,800	1,284,368
		2,972,450
Food Products: 1.0%
Calbee, Inc.	20,100	1,581,675
Total Consumer Staples		8,195,713

MATERIALS: 4.6%
Chemicals: 4.6%
Nitto Denko Corp.	61,900	3,727,139
Shin-Etsu Chemical Co., Ltd.	48,100	3,190,123
Total Materials		6,917,262

TELECOMMUNICATION SERVICES: 1.1%
Wireless Telecommunication Services: 1.1%
Softbank Corp.	37,200	1,713,870
Total Telecommunication Services		1,713,870

TOTAL INVESTMENTS: 95.9% (Cost $121,951,960(c))		145,141,187

CASH AND OTHER ASSETS, LESS LIABILITIES : 4.1%		6,236,779

NET ASSETS: 100.0%		$151,377,966

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $121,951,960 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$27,073,041
	Gross unrealized depreciation	(3,883,814)
	Net unrealized appreciation	$23,189,227

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 88.4%
CONSUMER DISCRETIONARY: 25.1%
Hotels, Restaurants & Leisure: 6.9%
Kangwon Land, Inc.	97,770	$2,710,220
Shinsegae Food Co., Ltd.	30,534	2,500,132
Modetour Network, Inc.	89,358	2,249,784
Hotel Shilla Co., Ltd.	31,080	1,540,949
		9,001,085
Media: 4.7%
CJ CGV Co., Ltd.	58,870	2,662,230
SBS Media Holdings Co., Ltd.	388,280	2,062,090
Cheil Worldwide, Inc.(b)	65,490	1,419,517
		6,143,837
Auto Components: 4.2%
Hyundai Mobis	10,533	2,956,877
Hankook Tire Co., Ltd.	60,131	2,604,580
		5,561,457
Automobiles: 4.2%
Hyundai Motor Co.	17,586	3,554,921
Kia Motors Corp.	37,820	1,918,909
		5,473,830
Multiline Retail: 3.1%
Hyundai Greenfood Co., Ltd.	142,440	2,175,189
Hyundai Department Store Co., Ltd.	13,076	1,923,189
		4,098,378
Internet & Catalog Retail: 2.0%
Hyundai Home Shopping Network Corp.	21,041	2,624,652
Total Consumer Discretionary		32,903,239

INFORMATION TECHNOLOGY: 17.0%
Semiconductors & Semiconductor Equipment: 12.0%
Samsung Electronics Co., Ltd.	11,578	15,781,166

Internet Software & Services: 3.8%
NHN Corp.	9,425	2,278,506
Daum Communications Corp.	25,208	2,073,251
SBS Contents Hub Co., Ltd.	46,691	640,237
		4,991,994
Electronic Equipment, Instruments & Components: 1.2%
Samsung SDI Co., Ltd.	12,528	1,590,027
Total Information Technology		22,363,187

FINANCIALS: 15.9%
Commercial Banks: 6.3%
Shinhan Financial Group Co., Ltd.	158,214	5,694,561
KB Financial Group, Inc.	75,446	2,520,366
		8,214,927
Insurance: 6.1%
Dongbu Insurance Co., Ltd.	72,001	3,078,519
Samsung Fire & Marine Insurance Co., Ltd.	12,653	2,480,181
Hyundai Marine & Fire Insurance Co., Ltd.	85,630	2,459,900
		8,018,600
Capital Markets: 2.8%
Samsung Securities Co., Ltd.	39,707	1,915,928
Kiwoom Securities Co., Ltd.	28,605	1,746,870
		3,662,798
Diversified Financial Services: 0.7%
NICE Information Service Co., Ltd.	202,724	958,411
Total Financials		20,854,736

CONSUMER STAPLES: 11.7%
Food Products: 4.6%
Orion Corp.	2,118	2,073,089
Binggrae Co., Ltd.	17,468	2,067,609
Ottogi Corp.	7,247	1,966,124
		6,106,822
Household Products: 2.2%
LG Household & Health Care, Ltd.	5,248	2,884,887

Tobacco: 1.8%
KT&G Corp.	35,657	2,419,651

Personal Products: 1.6%
Amorepacific Corp.	2,423	2,039,226

Food & Staples Retailing: 1.5%
E-Mart Co., Ltd.	9,732	1,924,539
Total Consumer Staples		15,375,125

MATERIALS: 5.8%
Chemicals: 3.2%
LG Chem, Ltd.	12,373	2,968,419
KPX Chemical Co., Ltd.	25,686	1,216,657
		4,185,076
Metals & Mining: 2.6%
POSCO ADR	46,300	3,412,773
Total Materials		7,597,849

INDUSTRIALS: 4.7%
Trading Companies & Distributors: 1.6%
iMarketKorea, Inc.	92,610	2,102,191

Construction & Engineering: 1.4%
Samsung Engineering Co., Ltd.	10,330	1,197,721
Hyundai Engineering & Construction Co., Ltd.	11,154	669,228
		1,866,949
Commercial Services & Supplies: 1.0%
KEPCO Plant Service & Engineering Co., Ltd.	24,814	1,251,559

Industrial Conglomerates: 0.7%
Samsung Techwin Co., Ltd.	16,517	979,064
Total Industrials		6,199,763

ENERGY: 3.2%
Oil, Gas & Consumable Fuels: 3.2%
SK Innovation Co., Ltd.	16,424	2,418,362
S-Oil Corp.	21,884	1,849,365
Total Energy		4,267,727

TELECOMMUNICATION SERVICES: 2.6%
Wireless Telecommunication Services: 2.6%
SK Telecom Co., Ltd. ADR	191,300	3,418,531
Total Telecommunication Services		3,418,531

	Shares	Value
COMMON EQUITIES: SOUTH KOREA (continued)
HEALTH CARE: 2.4%
Pharmaceuticals: 2.4%
Yuhan Corp.	10,073	$1,723,923
Dong-A Pharmaceutical Co., Ltd.(c)	12,818	1,444,157
Total Health Care		3,168,080
TOTAL COMMON EQUITIES (Cost $67,862,389)		116,148,237

PREFERRED EQUITIES: SOUTH KOREA: 9.9%
CONSUMER DISCRETIONARY: 3.2%
Automobiles: 3.2%
Hyundai Motor Co., Ltd., 2nd Pfd.	55,405	4,251,795
Total Consumer Discretionary		4,251,795

INFORMATION TECHNOLOGY: 2.7%
Semiconductors & Semiconductor Equipment: 2.7%
Samsung Electronics Co., Ltd., Pfd.	4,598	3,600,286
Total Information Technology		3,600,286

FINANCIALS: 2.2%
Insurance: 2.2%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	38,451	2,824,957
Total Financials		2,824,957

MATERIALS: 1.2%
Chemicals: 1.2%
LG Chem, Ltd., Pfd.	19,649	1,583,605
Total Materials		1,583,605

ENERGY: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
S-Oil Corp., Pfd.	13,183	710,871
Total Energy		710,871
TOTAL PREFERRED EQUITIES (Cost $10,351,089)		12,971,514

TOTAL INVESTMENTS: 98.3% (Cost $78,213,478(d))		129,119,751

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.7%		2,234,600

NET ASSETS: 100.0%		$131,354,351

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $78,852,466 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$52,008,474
	Gross unrealized depreciation	(1,741,189)
	Net unrealized appreciation	$50,267,285

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.3%
CHINA/HONG KONG: 28.4%
Towngas China Co., Ltd.	11,588,000	$10,719,426
Yip’s Chemical Holdings, Ltd.	8,116,000	8,707,608
Minth Group, Ltd.	5,858,000	8,649,738
Vinda International Holdings, Ltd.	5,409,000	7,744,858
Haitian International Holdings, Ltd.	4,874,000	7,584,868
Stella International Holdings, Ltd.	2,426,500	7,298,808
Lee’s Pharmaceutical Holdings, Ltd.	9,485,000	6,597,638
Trinity, Ltd.	12,636,000	6,479,001
KWG Property Holding, Ltd.	10,279,000	6,458,466
SITC International Holdings Co., Ltd.	16,484,000	6,251,230
Sunny Optical Technology Group Co., Ltd.	5,229,000	6,047,809
Vitasoy International Holdings, Ltd.	5,232,000	5,899,082
Dorsett Hospitality International, Ltd.	19,052,000	5,436,609
Airtac International Group	1,036,000	5,292,291
Comba Telecom Systems Holdings, Ltd.	14,476,011	4,929,244
Pacific Online, Ltd.	13,049,000	4,908,578
Xingda International Holdings, Ltd. H Shares	13,805,000	4,565,427
AAC Technologies Holdings, Inc.	688,000	3,317,216
Dah Chong Hong Holdings, Ltd.	2,689,000	2,552,720
Fook Woo Group Holdings, Ltd.(b),(c)	24,622,000	190,314
Total China/Hong Kong		119,630,931

INDIA: 15.7%
Ipca Laboratories, Ltd.	808,208	7,872,407
Emami, Ltd.	690,319	7,645,585
GlaxoSmithKline Consumer Healthcare, Ltd.	94,290	7,286,800
Page Industries, Ltd.	95,185	5,832,905
Federal Bank, Ltd.	603,251	5,337,538
MindTree, Ltd.	301,803	5,078,453
Gujarat Pipavav Port, Ltd.(b)	5,474,625	5,018,619
AIA Engineering, Ltd.	849,415	4,968,335
Supreme Industries, Ltd.	850,878	4,904,828
Castrol India, Ltd.	797,362	4,656,646
CRISIL, Ltd.	275,483	4,489,754
Berger Paints India, Ltd.	850,637	3,058,831
Total India		66,150,701

TAIWAN: 10.3%
St. Shine Optical Co., Ltd.	763,492	14,933,805
Pacific Hospital Supply Co., Ltd.	2,154,670	6,630,004
Sinmag Equipment Corp.	1,385,650	6,346,401
PChome Online, Inc.	1,306,642	5,392,367
Chroma ATE, Inc.	2,142,081	5,167,803
TXC Corp.	3,204,792	4,848,867
Total Taiwan		43,319,247

INDONESIA: 10.2%
PT Bank Tabungan Pensiunan Nasional(b)	15,645,500	8,550,858
PT AKR Corporindo	15,601,000	8,050,505
PT Sumber Alfaria Trijaya	8,889,000	5,945,819
PT Nippon Indosari Corpindo	6,871,500	5,098,964
PT Jasa Marga Persero	8,199,500	5,032,137
PT Selamat Sempurna	16,730,500	4,390,304
PT Astra Otoparts	9,400,500	3,899,988
PT Sarana Menara Nusantara(b)	763,500	2,042,809
Total Indonesia		43,011,384

THAILAND: 8.1%
Supalai Public Co., Ltd.	8,863,200	6,313,946
Bangkok Chain Hospital Public Co., Ltd.	15,484,700	6,242,151
Oishi Group Public Co., Ltd.	1,044,900	5,899,065
Tisco Financial Group Public Co., Ltd.	3,029,100	5,729,115
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	1,451,500	5,501,673
SNC Former Public Co., Ltd.	5,790,300	4,710,523
Total Thailand		34,396,473

SOUTH KOREA: 8.1%
Pyeong Hwa Automotive Co., Ltd.	394,010	5,908,791
Cheil Worldwide, Inc.(b)	247,635	5,367,568
Modetour Network, Inc.	204,541	5,149,770
Daum Communications Corp.	62,275	5,121,855
Kiwoom Securities Co., Ltd.	76,834	4,692,152
Dongbu Insurance Co., Ltd.	91,431	3,909,280
POSCO Chemtech Co., Ltd.	34,907	3,881,328
Total South Korea		34,030,744

SINGAPORE: 6.2%
Super Group, Ltd.	3,626,000	11,417,634
Petra Foods, Ltd.	3,072,000	10,304,771
Amtek Engineering, Ltd.	9,964,000	4,312,150
Total Singapore		26,034,555

MALAYSIA: 6.1%
KPJ Healthcare BHD	3,380,900	6,476,074
Alliance Financial Group BHD	3,828,000	5,439,432
Dialog Group BHD	6,995,205	5,383,963
LPI Capital BHD	1,111,000	4,919,117
Oldtown BHD	4,249,800	3,383,314
Total Malaysia		25,601,900

PHILIPPINES: 4.2%
RFM Corp.	48,320,000	5,570,098
Vista Land & Lifescapes, Inc.	34,709,200	4,606,510
Security Bank Corp.	1,000,030	4,461,831
Philippine Seven Corp.	1,265,000	2,913,747
Total Philippines		17,552,186
TOTAL COMMON EQUITIES (Cost $353,693,949)		409,728,121

WARRANTS: 0.0%
MALAYSIA: 0.0%
Dialog Group BHD, expires 02/12/17	582,933	86,598
Total Malaysia		86,598
TOTAL WARRANTS (Cost $0)		86,598

TOTAL INVESTMENTS: 97.3% (Cost $353,693,949(d))		409,814,719

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.7%		11,443,602

NET ASSETS: 100.0%		$421,258,321

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $353,727,372 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$89,651,237
	Gross unrealized depreciation	(33,563,890)
	Net unrealized appreciation	$56,087,347

BHD	Berhad
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.3%
CONSUMER DISCRETIONARY: 25.7%
Leisure Equipment & Products: 7.6%
Sunny Optical Technology Group Co., Ltd.	625,000	$722,869
Goodbaby International Holdings, Ltd.	1,045,000	615,376
		1,338,245
Hotels, Restaurants & Leisure: 4.2%
Gourmet Master Co., Ltd.	50,970	284,746
Tao Heung Holdings, Ltd.	483,000	275,020
Home Inns & Hotels Management, Inc. ADR(b)	6,100	181,719
		741,485
Auto Components: 3.4%
Minth Group, Ltd.	412,000	608,346

Multiline Retail: 2.8%
Springland International Holdings, Ltd.	961,000	485,971

Media: 2.6%
Television Broadcasts, Ltd.	61,300	465,024

Diversified Consumer Services: 2.0%
TAL Education Group ADR	38,300	358,871

Textiles, Apparel & Luxury Goods: 1.6%
Trinity, Ltd.	312,000	159,975
Anta Sports Products, Ltd.	149,000	127,714
		287,689
Specialty Retail: 1.5%
Hengdeli Holdings, Ltd.	932,000	261,501
Total Consumer Discretionary		4,547,132

INDUSTRIALS: 17.0%
Machinery: 7.1%
Yungtay Engineering Co., Ltd.	274,000	536,324
Haitian International Holdings, Ltd.	214,000	333,025
Airtac International Group	43,000	219,661
Sany Heavy Equipment International Holdings Co., Ltd.	346,000	160,471
		1,249,481
Electrical Equipment: 3.7%
Hangzhou Steam Turbine Co., Ltd. B Shares	318,843	534,970
Zhuzhou CSR Times Electric Co., Ltd. H Shares	43,000	122,473
		657,443
Transportation Infrastructure: 2.3%
Yuexiu Transport Infrastructure, Ltd.	784,000	410,524

Professional Services: 2.1%
51job, Inc. ADR(b)	6,155	365,668

Marine: 1.8%
SITC International Holdings Co., Ltd.	851,000	322,725
Total Industrials		3,005,841

HEALTH CARE: 15.7%
Pharmaceuticals: 8.7%
Sino Biopharmaceutical	1,296,000	906,611
Lee’s Pharmaceutical Holdings, Ltd.	590,000	410,396
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	203,000	218,736
		1,535,743
Health Care Equipment & Supplies: 5.3%
Ginko International Co., Ltd.	37,000	611,299
St. Shine Optical Co., Ltd.	17,000	332,518
		943,817
Life Sciences Tools & Services: 1.7%
WuXi PharmaTech Cayman, Inc. ADR(b)	17,500	300,650
Total Health Care		2,780,210

FINANCIALS: 12.2%
Real Estate Management & Development: 10.7%
China Overseas Grand Oceans Group, Ltd.	645,750	854,855
Franshion Properties China, Ltd.	1,620,000	531,147
K Wah International Holdings, Ltd.	516,000	290,647
KWG Property Holding, Ltd.	333,000	209,229
		1,885,878
Diversified Financial Services: 1.5%
Chailease Holding Co., Ltd.	94,000	261,929
Total Financials		2,147,807

MATERIALS: 7.6%
Containers & Packaging: 5.0%
Greatview Aseptic Packaging Co., Ltd.	933,000	625,268
Taiwan Hon Chuan Enterprise Co., Ltd.	99,535	257,753
		883,021
Chemicals: 2.6%
Yip’s Chemical Holdings, Ltd.	422,000	452,761
Total Materials		1,335,782

INFORMATION TECHNOLOGY: 6.2%
Electronic Equipment, Instruments & Components: 3.2%
Digital China Holdings, Ltd.	215,000	291,618
PAX Global Technology, Ltd.(b)	1,108,000	255,971
China High Precision Automation Group, Ltd.(c)	195,000	10,048
		557,637
Internet Software & Services: 2.0%
21Vianet Group, Inc. ADR(b)	23,600	221,840
Sina Corp.(b)	2,900	140,911
		362,751
Semiconductors & Semiconductor Equipment: 1.0%
Spreadtrum Communications, Inc. ADR	5,800	118,958
RDA Microelectronics, Inc. ADR	6,200	57,350
		176,308
Total Information Technology		1,096,696

UTILITIES: 5.2%
Gas Utilities: 5.2%
Towngas China Co., Ltd.	990,000	915,795
Total Utilities		915,795

CONSUMER STAPLES: 4.1%
Food Products: 1.9%
Shenguan Holdings Group, Ltd.	498,000	258,650
Tenfu Cayman Holdings Co., Ltd.	136,000	71,847
		330,497

	Shares	Value
COMMON EQUITIES: (continued)
Household Products: 1.3%
Vinda International Holdings, Ltd.	163,000	$233,391

Food & Staples Retailing: 0.9%
Wumart Stores, Inc. H Shares	85,000	153,658
Total Consumer Staples		717,546

ENERGY: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
Sinopec Kantons Holdings, Ltd.	112,000	98,528
Total Energy		98,528

TOTAL INVESTMENTS: 94.3% (Cost $15,062,608(d))		16,645,337

CASH AND OTHER ASSETS, LESS LIABILITIES : 5.7%		1,009,202

NET ASSETS: 100.0%		$17,654,539

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $15,143,472 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,409,408
	Gross unrealized depreciation	(907,543)
	Net unrealized appreciation	$1,501,865

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	March 28, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.6%
CHINA/HONG KONG: 27.1%
Baidu, Inc. ADR(b)	83,800	$7,349,260
Sunny Optical Technology Group Co., Ltd.	3,672,000	4,246,998
51job, Inc. ADR(b)	57,049	3,389,281
Sinopharm Group Co., Ltd. H Shares	770,000	2,488,127
NetEase, Inc. ADR	42,800	2,344,156
Airtac International Group	445,000	2,273,233
Haitian International Holdings, Ltd.	1,390,000	2,163,104
WuXi PharmaTech Cayman, Inc. ADR(b)	114,400	1,965,392
21Vianet Group, Inc. ADR(b)	202,001	1,898,809
Citic Telecom International Holdings, Ltd.	4,907,000	1,830,882
AAC Technologies Holdings, Inc.	351,500	1,694,770
Xingda International Holdings, Ltd. H Shares	4,526,000	1,496,785
Lenovo Group, Ltd.	1,442,000	1,438,251
Digital China Holdings, Ltd.	481,000	652,410
Total China/Hong Kong		35,231,458

JAPAN: 25.3%
Murata Manufacturing Co., Ltd.	52,300	3,954,388
Nitto Denko Corp.	64,600	3,889,713
Softbank Corp.	70,000	3,225,024
Asahi Intecc Co., Ltd.	53,800	2,842,615
Hitachi, Ltd.	461,000	2,691,326
Toshiba Corp.	506,000	2,580,339
FANUC Corp.	15,100	2,324,956
Nabtesco Corp.	103,300	2,120,890
OSG Corp.	132,600	1,831,782
Sony Corp. ADR	101,200	1,760,880
Kyocera Corp.	17,600	1,614,844
Bit-isle, Inc.	113,000	1,572,683
Nuflare Technology, Inc.	257	1,541,364
Endo Lighting Corp.	34,000	1,024,185
Total Japan		32,974,989

TAIWAN: 16.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,765,933	5,914,562
St. Shine Optical Co., Ltd.	203,000	3,970,654
Delta Electronics, Inc.	871,000	3,653,279
MediaTek, Inc.	298,000	3,405,762
Largan Precision Co., Ltd.	62,000	1,624,641
Chroma ATE, Inc.	622,360	1,501,453
PChome Online, Inc.	305,732	1,261,722
TXC Corp.	341,198	516,234
Total Taiwan		21,848,307

SOUTH KOREA: 16.4%
Samsung Electronics Co., Ltd.	7,707	10,504,875
NHN Corp.	8,593	2,077,369
Daum Communications Corp.	23,644	1,944,619
iMarketKorea, Inc.	83,970	1,906,068
LG Chem, Ltd.	7,154	1,716,323
Samsung SDI Co., Ltd.	13,045	1,655,644
SK Telecom Co., Ltd. ADR	87,300	1,560,051
Total South Korea		21,364,949

INDIA: 4.6%
Info Edge India, Ltd.	428,182	2,831,437
Ipca Laboratories, Ltd.	193,078	1,880,690
MindTree, Ltd.	79,506	1,337,851
Total India		6,049,978

THAILAND: 1.6%
Advanced Info Service Public Co., Ltd.	251,300	2,030,246
Total Thailand		2,030,246

UNITED STATES: 1.4%
Cognizant Technology Solutions Corp. Class A(b)	24,400	1,869,284
Total United States		1,869,284

INDONESIA: 1.3%
PT Astra Graphia	8,981,500	1,725,764
Total Indonesia		1,725,764

MALAYSIA: 1.1%
KPJ Healthcare BHD	715,100	1,369,766
Total Malaysia		1,369,766
TOTAL COMMON EQUITIES (Cost $96,466,970)		124,464,741

PREFERRED EQUITIES: 2.5%
SOUTH KOREA: 2.5%
Samsung Electronics Co., Ltd., Pfd.	4,182	3,274,554
Total South Korea		3,274,554
TOTAL PREFERRED EQUITIES (Cost $2,841,593)		3,274,554

TOTAL INVESTMENTS: 98.1% (Cost $99,308,563(c))		127,739,295

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.9%		2,429,039

NET ASSETS: 100.0%		$130,168,334

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $99,460,155 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$31,998,296
	Gross unrealized depreciation	(3,719,156)
	Net unrealized appreciation	$28,279,140

ADR	American Depositary Receipt
BHD	Berhad
Pfd.	Preferred

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A.    SECURITY VALUATION: The value of the Matthews Asia Funds’ (the “Trust”, each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE.  Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.    FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 28, 2013, Level 3 securities consist of equities that, as of March 28, 2013, were suspended from trading and certain foreign government obligations, using a quoted price. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. Certain of the Funds’ securities categorized as Level 3 were valued utilizing third party pricing information which is based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of March 28, 2013 is as follows:

		Matthews Asian
	Matthews Asia	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Strategic Income Fund	Income Fund	Dividend Fund	Growth Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$—	$201,620,303	$493,308,577	$30,343,301	$331,982,337
India	—	—	—	10,799,581	204,051,629
Indonesia	—	69,603,520	32,350,941	—	16,936,556
Japan	515,515	—	—	—	—
Malaysia	—	133,912,870	97,049,249	4,696,158	43,904,468
Philippines	—	60,735,408	50,100,073	—	—
Singapore	—	—	—	4,412,565	—
South Korea	—	74,929,780	82,380,910	—	—
Sri Lanka	—	—	—	11,180,774	—
Taiwan	—	100,905,494	179,758,599	—	—
Vietnam	—	49,841,704	—	14,593,524	99,328,292
Level 2: Other Significant Observable Inputs
Foreign Government Obligations(a)	15,170,878	—	—	—	—
Corporate Bonds(a)	34,100,930	516,823,603	—	—	—
Common Equities:
Australia	376,167	390,539,942	444,706,609	18,626,734	—
Cambodia	—	—	—	8,621,473	—
China/Hong Kong	855,693	820,277,852	1,043,313,370	47,078,312	1,638,935,561
India	—	75,067,280	54,745,047	23,359,462	953,133,632
Indonesia	—	97,784,310	277,069,070	36,947,681	739,113,534
Japan	—	423,588,341	915,729,745	234,643,579	—
Malaysia	428,055	141,407,293	4,378,845	8,892,128	317,169,633
Philippines	549,579	—	—	8,286,269	218,708,329
Singapore	1,163,074	666,660,757	505,704,881	7,029,609	186,132,712
South Korea	—	95,772,150	14,954,332	—	1,095,307,376
Sri Lanka	—	—	—	18,648,848	—
Switzerland	—	—	—	—	49,277,638
Taiwan	—	69,239,797	164,041,833	24,986,646	552,921,128
Thailand	1,294,064	322,659,527	205,549,192	32,794,594	651,489,043
United Kingdom	—	75,378,369	—	—	—
Preferred Equities:
South Korea	—	139,653,286	70,621,517	—	—
Level 3: Significant Unobservable Inputs
Corporate Bonds(a)	2,104,757	—	—	—	—
Total Market Value of Investments	$56,558,712	$4,526,401,586	$4,635,762,790	$545,941,238	$7,098,391,868

(a)    Industry, countries, or security types are disclosed on the Schedule of Investments.

		Matthews Asia
		Strategic Income
		Fund
Derivative Financial Instruments(1)
Assets:
Level 1:	Quoted Prices
	Interest Rate Contracts	$(12,163)
Level 2:	Other Significant Observable Inputs
	Foreign Currency Exchange Contracts	31,947
Total Market Value of Derivative Financial Instruments		$19,784

(1)   Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

	Matthews China	Matthews	Matthews	Matthews	Matthews	Matthews China
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Small Companies Fund
Investments
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$3,690,522	$34,772,258	$17,045,250	$1,002,240	$2,500,132	$815,610
Consumer Staples	—	—	62,737,374	2,972,450	2,419,651	—
Energy	5,306,220	—	—	—	—	—
Financials	5,092,977	12,795,732	10,432,502	2,402,515	958,411	—
Health Care	—	61,007,072	—	1,535,501	—	300,650
Industrials	4,530,068	—	47,486,712	—	—	698,693
Information Technology	—	57,791,944	27,371,722	—	—	539,059
Materials	—	—	—	—	4,629,430	—
Telecommunication Services	7,100,352	24,763,893	—	—	3,418,531	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	30,474,791	288,498,217	44,065,121	27,261,403	30,403,107	3,731,522
Consumer Staples	6,747,754	199,973,732	40,221,661	5,223,263	12,955,474	717,546
Energy	3,944,185	126,412,225	4,144,034	—	4,267,727	98,528
Financials	13,588,111	450,649,692	137,026,930	32,753,764	19,896,325	2,147,807
Health Care	9,304,521	48,135,244	35,910,398	9,267,739	1,723,923	2,479,560
Industrials	10,996,220	193,863,606	65,690,401	32,544,720	6,199,763	2,307,148
Information Technology	2,894,053	157,146,961	—	21,546,460	22,363,187	547,589
Materials	1,251,679	—	82,620,713	6,917,262	2,968,419	1,335,782
Telecommunication Services	—	85,794,053	17,263,173	1,713,870	—	—
Utilities	5,187,983	120,975,163	—	—	—	915,795
Rights:
Consumer Discretionary	—	1,719,037	—	—	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	4,251,795	—
Energy	—	—	—	—	710,871	—
Financials	—	—	—	—	2,824,957	—
Information Technology	—	—	—	—	3,600,286	—
Materials	—	—	—	—	1,583,605	—
Corporate Bonds(a)	—	—	8,100,400	—	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
Health Care	—	—	—	—	1,444,157	—
Information Technology	—	—	—	—	—	10,048
Total Market Value of Investments	$110,109,436	$1,864,298,829	$600,116,391	$145,141,187	$129,119,751	$16,645,337

(a)    Industry, countries, or security types are disclosed on the Schedule of Investments.

	Matthews Asia	Matthews Asia
	Small Companies	Science and Technology
	Fund	Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$12,493,446	$19,110,002
India	31,397,685	6,049,978
Indonesia	12,378,932	—
Japan	—	1,760,880
Malaysia	5,439,432	—
Philippines	2,913,747	—
South Korea	—	1,560,051
Thailand	5,501,673	—
United States	—	1,869,284
Warrants:
Malaysia	86,598	—
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	106,947,171	16,121,456
India	34,753,016	—
Indonesia	30,632,452	1,725,764
Japan	—	31,214,109
Malaysia	20,162,468	1,369,766
Philippines	14,638,439	—
Singapore	26,034,555	—
South Korea	34,030,744	19,804,898
Taiwan	43,319,247	21,848,307
Thailand	28,894,800	2,030,246
Preferred Equities:
South Korea	—	3,274,554
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	190,314	—
Total Market Value of Investments	$409,814,719	$127,739,295

Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note A). The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At March 28, 2013, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2012. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 into Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$254,050,986	$—
Matthews Asia Dividend Fund	207,099,433	33,808,481
Matthews China Dividend Fund	—	1,503,892
Matthews Asia Growth Fund	38,338,725	—
Matthews Pacific Tiger Fund	365,493,792	94,394,016
Matthews India Fund	101,579,439	20,318,857
Matthews Japan Fund	2,626,612	2,904,784
Matthews Korea Fund	3,855,860	5,150,775
Matthews Asia Small Companies Fund	43,452,076	13,244,976
Matthews Asia Science and Technology Fund	978,113	4,298,984

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asia	Matthews Asia	Matthews	Matthews Asia	Matthews
	Strategic Income Fund	Strategic Income Fund	Korea Fund	Small Companies Fund	China Small Companies Fund
			Common Equities -	Common Equities -	Common Equities -
	Corporate Bonds	Foreign Government Obligations	Health Care	China	Information Technology
Balance as of 12/31/12 (market value)	$212,844	$—	$—	$190,601	$10,064
Accrued discounts/premiums	—	4,710	—	—	—
Realized gain/(loss)	—	—	235,530	—	—
Change in unrealized appreciation/depreciation	—	(61,052)	(38,071)	(287)	(16)
Purchases	—	2,161,099	—	—	—
Sales	—	—	(578,890)	—	—
Transfers in to Level 3*	—	—	1,825,588	—	—
Transfers out of Level 3*	(212,844)	—	—	—	—
Balance as of 3/28/13 (market value)	$—	$2,104,757	$1,444,157	$190,314	$10,048

Net change in unrealized appreciation/depreciation on
Level 3 investments held as of 03/28/13	$—	$(61,052)	$(38,071)	$(287)	$(16)

*   The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of March 28, 2013, the Funds utilized significant observable inputs including evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. As a result, certain securities held by the Funds that were previously classified as Level 3 were transferred to Level 2.  As of March 28, 2013, certain equity securities were suspended from trading and were transferred from Level 2 to Level 3.

C.    DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in various portfolio investment strategies using derivative contracts to hedge its exposure to foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s primary risks associated with the use of derivatives include the other party to the derivative contract may fail to fulfill its obligation, reduced liquidity, the Fund may suffer disproportionate heavy losses relative to the amount invested, and changes in the value of the derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivative.

Financial Futures Contracts: Matthews Asia Strategic Income Fund may purchase financial futures contracts for hedging purposes or to maintain liquidity. Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The primary risks associated with the use of futures contracts are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

Forward Foreign Currency Exchange Contracts: Matthews Asia Strategic Income Fund entered into forward foreign currency exchange contracts as a hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). Forward foreign currency exchange contracts, when used by the Fund, may also help to manage the overall exposure to the currencies (currency risk) in which some of the investments held by the Fund are denominated. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.  The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

D.    HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The Investing Company Act of  1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 28, 2013, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 28, 2013 is set forth below:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2012	Purchased		Sold	Mar. 28, 2013	Mar. 28, 2013
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	139,126,000	—		—	139,126,000	$51,910,198
Vitasoy International Holdings, Ltd.	51,771,000	—		—	51,771,000	58,371,822
Total Affiliates						$110,282,020

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ascendas India Trust	55,065,000	—		—	55,065,000	$36,682,493
CapitaRetail China Trust, REIT	47,540,000	—		—	47,540,000	67,114,821
EPS Corp.	14,592	14,592	†	—	29,184	43,308,783
Jiangsu Expressway Co., Ltd. H Shares	65,104,000	7,500,000		—	72,604,000	72,797,404
Johnson Health Tech Co., Ltd.	16,429,890	500,000		—	16,929,890	47,027,851
Minth Group, Ltd.	56,685,000	3,122,000		—	59,807,000	88,309,126
Pigeon Corp.	1,501,800	—		—	1,501,800	105,316,079
Shinko Plantech Co., Ltd.††	3,760,200	—		1,797,600	1,962,600	15,879,139
Sichuan Expressway Co., Ltd. H Shares††	74,946,000	—		52,558,000	22,388,000	7,251,159
TXC Corp.	21,549,524	—		—	21,549,524	32,604,545
Woongjin Thinkbig Co., Ltd.††	2,079,870	—		2,079,870	—	—
Xingda International Holdings, Ltd. H Shares	109,164,000	9,000,000		—	118,164,000	39,077,805
Yuexiu Transport Infrastructure, Ltd.	97,210,000	2,948,000		—	100,158,000	52,445,449
Total Affiliates						$607,814,654

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Digital China Holdings, Ltd.	55,828,000	4,000,000		—	59,828,000	$81,148,365
Dongbu Insurance Co., Ltd.	3,505,500	405,860		—	3,911,360	167,236,520
Green Cross Corp.	838,869	—		—	838,869	116,952,107
Hyflux, Ltd.	65,284,280	—		—	65,284,280	77,014,292
MegaStudy Co., Ltd.	396,412	—		—	396,412	25,444,136
Sinopharm Group Co., Ltd. H Shares	43,788,000	—		—	43,788,000	141,493,655
Yuhan Corp.	584,138	—		15,685	568,453	97,286,715
Total Affiliates						$706,575,790

MATTHEWS CHINA FUND

Name of Issuer:
Xinhua Supermarket Holdings Co., Ltd. H Shares	31,193,800	—		—	31,193,800	$24,904,740
Total Affiliates						$24,904,740

†	Includes stock split during the period.
††	Issuer was not an affiliated company as of March 28, 2013.

E.    TAX INFORMATION: Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2013.

Late Year
Losses*
Matthews Asia Dividend Fund	$4,007,951
Matthews Asia Growth Fund	1,872,371
Matthews Pacific Tiger Fund	72,733
Matthews China Fund	3,835
Matthews India Fund	4,073,778
Matthews Japan Fund	545,902
Matthews Korea Fund	100,400
Matthews Asia Small Companies Fund	1,127,134
Matthews China Small Companies Fund	64,704
Matthews Asia Science and Technology Fund	503,896

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2012, which expire in year indicated, which are available to offset future capital gains, if any:

			Amount With No Expiration*
			Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	Losses	Losses	Total
Matthews Asia Dividend Fund	$—	$—	$50,197,337	$93,485,554	$143,682,891
Matthews China Dividend Fund	—	—	749,904	1,142,893	1,892,797
Matthews Asia Growth Fund	—	47,329,141	—	—	47,329,141
Matthews Japan Fund	29,280,430	44,032,426	—	—	73,312,856
Matthews Asia Small Companies Fund	—	—	4,921,090	11,054,602	15,975,692
Matthews China Small Companies Fund	—	—	834,812	292,613	1,127,425
Matthews Asia Science and Technology Fund	—	10,329,226	1,414,823	—	11,744,049

* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 24, 2013

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 24, 2013

* Print the name and title of each signing officer under his or her signature.